Submission	Jun. 12, 2026
Submission [Line Items]
Central Index Key	0001390478
Registrant Name	SELLAS Life Sciences Group, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES